Note 9 - Retirement Plan	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Retirement Benefits [Text Block]

9.          Retirement Plan

We participate in a multi-employer defined contribution retirement plan (the “401k Plan”) administered by a third-party service provider, and the Company contributes to the 401k Plan on behalf of its employees based upon a matching formula. During the years ended December 31, 2020 and 2019 our contributions to the 401k Plan were $27,511 and $25,876, respectively.